Lord Abbett Stock Appreciation Fund

(formerly Lord Abbett Large-Cap Growth Fund)

90 Hudson Street

Jersey City, New Jersey 07302-3973

December 4, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett Stock Appreciation Fund (formerly Large-Cap Growth Fund)
(the “Registrant”)
1933 Act File No. 333-88103
1940 Act File No. 811-9597

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 13 to the Above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on November 30, 2009.

Any communications relating to this filing should be directed to the undersigned at (201) 827-4226.

Very truly yours,

/s/ Denise A. Marshall
Denise A. Marshall Senior Paralegal Lord, Abbett & Co. LLC